ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	At December 31	At December 31
(in thousands)	2022	2021
Trade payables	$5,434	$3,452
Payables in MLJV and MWJV	4,036	4,316
Other payables	829	822
	$10,299	$8,590